Put option liability (Details) $ in Thousands		12 Months Ended
	Oct. 19, 2021 CAD ($)	Oct. 31, 2024 CAD ($)	Oct. 31, 2023 CAD ($)	Nov. 29, 2021 CAD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Put option liability		$ 0	$ 3,675
Valuation of put option pre-determined multiple of sales	2.2
Gain on revaluation of put option liability		657	1,932
Gain on extinguishment of put option liability		885	0
Put option
Disclosure of nature and extent of risks arising from financial instruments [line items]
Put option liability		0	3,675
Gain on extinguishment of put option liability		885
Enigmaa Ltd.
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of acquisition	80.00%
Remaining percentage of the outstanding shares acquired	20.00%
Derivative financial liabilities	$ 4,323
Enigmaa Ltd. | Put option
Disclosure of nature and extent of risks arising from financial instruments [line items]
Put option liability		0	1,490
Gain on revaluation of put option liability		605	1,409
Nuleaf Naturals LLC
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of acquisition				80.00%
Remaining percentage of the outstanding shares acquired				20.00%
Derivative financial liabilities				$ 8,326
Nuleaf Naturals LLC | Put option
Disclosure of nature and extent of risks arising from financial instruments [line items]
Put option liability		0	2,185
Gain on revaluation of put option liability		$ 52	$ 489